     As filed with the Securities and Exchange Commission on April 18, 2005

                                                              File No. 333-19189
                                                              File No. 811-08001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [_]

               Pre-Effective Amendment No.                            [_]
               Post-Effective Amendment No.  13                       [X]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]

               Amendment No.  14                                      [X]

                       STATE FARM LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                       STATE FARM LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
             (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number: (309) 766-0886

                                 Kim M. Brunner
                      State Farm Life Insurance Company
                             One State Farm Plaza
                       Bloomington, Illinois  61710-0001
              (Name and Address of Agent for Service of Process)

                                  Copy to:
                           W. Thomas Conner, Esquire
                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED:
Individual variable deferred annuity policies.

     EXPLANATORY NOTE

     This Post-Effective Amendment No. 13 under the Securities Act of 1933 (the "1933 Act") to the Registration Statement on Form N-4 relating to certain individual variable deferred annuity policies issued through State Farm Life Insurance Company Variable Annuity Seperate Account of State Farm Life Insurance Company hereby incoporates by reference all of the information set forth in Post-Effective Amendment No. 12 under the 1933 Act which was filed on February 18, 2005. The sole purpose of this Post-Effective Amendment is to delay the efectiveness of Post-Effective Amendment No. 12 until May 1, 2005.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, State Farm Life Insurance Company Variable Annuity Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf in the City of Bloomington and the State of Illinois, on this 18th day of April, 2005.

                                 State Farm Life Insurance Company
                                 Variable Annuity Separate Account
                                            (Registrant)


(SEAL)
                                 By: State Farm Life Insurance Company
                                             (Depositor)


Attest: /s/ Steven P. Oates             By:      *
        -----------------------               ---------------
        Steven P. Oates                       Edward B. Rust, Jr.
                                              President
                                              State Farm Life Insurance Company

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 18, 2005.

Signature                          Title
-----------                        -----


         *                 Director, President and Chairman of the Board
----------------------       (Principal Executive Officer)
Edward B. Rust, Jr.



         *                 Vice President and Controller
----------------------       (Principal Accounting Officer)
Dale R. Egeberg


         *                 Vice President - Risk Management
----------------------       (Principal Financial Officer)
Nancy A. Behrens


         *                 Director
----------------------
Barbara Cowden


         *                 Director
----------------------
W. H. Knight, Jr.


         *                 Director
----------------------
Jack W. North


         *                 Director
----------------------
Susan M. Phillips


         *                 Director
----------------------
Jerry Porras


         *                 Director and Vice Chairman of the Board
----------------------
Vincent J. Trosino


         *                 Director and Senior Vice President
----------------------
Susan D. Waring


* By /s/ Stephen L. Horton                          April 18, 2005
     ---------------------------                    --------------
         Stephen L. Horton                               Date
         Pursuant to Power of Attorney